Operating Leases - Future Minimum Lease Payments (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Minimum Lease Payments
2022	$ 181
2023	217	$ 286
2024	190	217
2025	143	190
Total lease payments	731	836
Less: Amounts representing interest	(105)	(122)
Present value of lease liabilities	$ 626	$ 714	$ 624